PARAMETRIC EMERGING MARKETS CORE FUND
Supplement to Summary Prospectus dated January 1, 2015

Effective June 1, 2015, the following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Managers

Timothy Atwill, Head of Investment Strategy at Parametric’s Seattle Investment Center, has managed the Fund since 2014.

Thomas Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Fund since its inception in 2013.

May 29, 2015

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Summary Prospectus dated March 1, 2015

Effective June 1, 2015, the following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Managers

Paul W. Bouchey, Chief Investment Officer at Parametric’s Seattle Investment Center, has managed the Portfolio since June 2014.

Thomas Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Portfolio since May 2012.

May 29, 2015

PARAMETRIC COMMODITY STRATEGY FUND
Supplement to Summary Prospectus dated May 1, 2015

Effective June 1, 2015, the following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Managers

Timothy Atwill, Head of Investment Strategy at Parametric’s Seattle Investment Center, has managed the Fund since 2014.

Thomas Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Fund since its inception in 2011.

May 29, 2015

PARAMETRIC DIVIDEND INCOME FUND
Supplement to Summary Prospectus dated March 25, 2014, as revised July 10, 2014

Effective June 1, 2015, the following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Managers

Timothy W. Atwill, Head of Investment Strategy at Parametric’s Seattle Investment Center, has managed the Fund since 2014.

Thomas Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Fund since its inception in 2014.

May 29, 2015	18667 5.29.15

PARAMETRIC DIVIDEND INCOME FUND
Supplement to Prospectus dated March 25, 2014

The following changes are effective June 1, 2015:

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Managers

Timothy W. Atwill, Head of Investment Strategy at Parametric’s Seattle Investment Center, has managed the Fund since 2014.

Thomas Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Fund since its inception in 2014.

2.  The following replaces the fifth paragraph in “Management.” under “Management and Organization”:

The Fund is managed by a team of portfolio managers from Parametric, who are primarily responsible for the day-to-day management of the Fund’s portfolio. The members of the team are Timothy W. Atwill and Thomas Seto. Mr. Seto has been a portfolio manager of the Fund since its inception in March 2014 and Mr. Atwill has been a portfolio manager since June 2014. Mr. Seto is currently Head of Investment Management at Parametric’s Seattle Investment Center and was previously Director of Portfolio Management at Parametric for more than five years. He has managed other Eaton Vance funds for more than five years.  Mr. Atwill is currently Head of Investment Strategy at Parametric’s Seattle Investment Center and previously co-led the investment strategy team at Parametric since 2010 and manages other Eaton Vance funds. Prior to joining Parametric in 2010, Mr. Atwill was a Portfolio Manager and Senior Manager Research Analyst at Russell Investments since 2005.

May 29, 2015	18666 5.29.15

PARAMETRIC EMERGING MARKETS CORE FUND
Supplement to Prospectus dated January 1, 2015

The following changes are effective June 1, 2015:

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Managers

Timothy Atwill, Head of Investment Strategy at Parametric’s Seattle Investment Center, has managed the Fund since 2014.

Thomas Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Fund since its inception in 2013.

2.  The following replaces the fifth paragraph in “Management.” under “Management and Organization”:

The Fund is managed by a team of portfolio managers from Parametric, who are primarily responsible for the day-to-day management of the Fund’s portfolio. The members of the team are Timothy Atwill and Thomas Seto. Mr. Seto has been a portfolio manager of the Fund since its inception in 2013 and Mr. Atwill has been a portfolio manager since June 2014. Mr. Seto is currently Head of Investment Management at Parametric’s Seattle Investment Center and was previously was Director of Portfolio Management at Parametric for more than five years. He has managed other Eaton Vance funds for more than five years.  Mr. Atwill is currently Head of Investment Strategy at Parametric’s Seattle Investment Center and previously co-led the investment strategy team at Parametric since 2010. Prior to joining Parametric in 2010, Mr. Atwill was a Portfolio Manager and Senior Manager Research Analyst at Russell Investments since 2005.

May 29, 2015	18663 5.29.15

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated March 1, 2015

The following changes are effective June 1, 2015:

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Managers

Paul W. Bouchey, Chief Investment Officer at Parametric’s Seattle Investment Center, has managed the Portfolio since June 2014.

Thomas Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Portfolio since May 2012.

2.  The following replaces the fourth paragraph in “Management.” under “Management and Organization”:

The Portfolio is managed by a team of portfolio managers from Parametric, who are primarily responsible for the day-to-day management of the Portfolio. The members of the team are Paul W. Bouchey and Thomas Seto. Mr. Seto has been a portfolio manager of the Portfolio since May 2012 and Mr. Bouchey has been a portfolio manager since June 2014. Mr. Seto is currently Head of Investment Management at Parametric’s Seattle Investment Center and was previously Director of Portfolio Management at Parametric for more than five years. He has managed other Eaton Vance funds for more than five years.  Mr. Bouchey is currently Chief Investment Officer at Parametric’s Seattle Investment Center and previously led the research team at Parametric for more than five years and manages other Eaton Vance funds.

May 29, 2015	18665 5.29.15

PARAMETRIC ABSOLUTE RETURN FUND
PARAMETRIC COMMODITY STRATEGY FUND
Supplement to Prospectus dated May 1, 2015

The following changes are effective June 1, 2015:

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Parametric Commodity Strategy Fund”:

Portfolio Managers

Timothy Atwill, Head of Investment Strategy at Parametric’s Seattle Investment Center, has managed the Fund since 2014.

Thomas Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Fund since its inception in 2011.

2.  The following replaces the fourth paragraph under “Parametric Commodity Strategy Fund” in “Management.” under “Management and Organization”:

The Fund is managed by a team of portfolio managers from Parametric, who are primarily responsible for the day-to-day management of the Fund’s portfolio. The members of the team are Timothy Atwill and Thomas Seto. Mr. Seto has been a portfolio manager of the Fund since May 25, 2011 (commencement of operations) and Mr. Atwill has been a portfolio manager of the Fund since May 1, 2014. Mr. Seto is currently Head of Investment Management at Parametric’s Seattle Investment Center and was previously Director of Portfolio Management at Parametric for more than five years. He has managed other Eaton Vance funds for more than five years. Mr. Atwill is currently Head of Investment Strategy at Parametric’s Seattle Investment Center and previously co-led the investment strategy team at Parametric since 2010. Prior to joining Parametric in 2010, Mr. Atwill was a Portfolio Manager and Senior Manager Research Analyst at Russell Investments since 2005.

May 29, 2015	18662 5.29.15

PARAMETRIC DIVIDEND INCOME FUND
Supplement to Statement of Additional Information dated March 25, 2014

Effective June 1, 2015, the following replaces the first and second paragraphs and accompanying tables in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

Portfolio Managers.  The members of the portfolio management team (each referred to as a “portfolio manager”) of the Fund are listed below.  The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Timothy W. Atwill
Registered Investment Companies	8	$9,290.1(1)	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Thomas Seto
Registered Investment Companies	23	$17,783.3(1)	0	$0
Other Pooled Investment Vehicles	4	$4,144.1	0	$0
Other Accounts	10,539	$54,840.6(2)	2	$1,312.1

(1)

This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts.  Only assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.

(2)

For “Other Accounts” that are part of a wrap account program, the number of accounts cited includes the number of sponsors for which the portfolio manager provides management services rather than the number of individual customer accounts within each wrap account program.

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of February 28, 2015 and in the Eaton Vance family of funds as of December 31, 2014.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Timothy W. Atwill	None	$100,001 - $500,000
Thomas Seto	None	$100,001 - $500,000

May 29, 2015

PARAMETRIC EMERGING MARKETS CORE FUND
Supplement to Statement of Additional Information dated January 1, 2015 as revised February 5, 2015

The following changes are effective June 1, 2015:

The following replaces the first and second paragraphs and accompanying tables in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of the Fund are listed below.  The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Timothy W. Atwill
Registered Investment Companies	7(2)	$10,142.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Thomas Seto
Registered Investment Companies	23(2)	$18,744.5	0	$0
Other Pooled Investment Vehicles	5	$4,603.3	0	$0
Other Accounts(1)	10,089	$53,029.8	2	$1,440.9

(1)

For “Other Accounts” that are part of a wrap account program, the number of accounts cited includes the number of sponsors for which the portfolio manager provides management services rather than the number of individual customer accounts within each wrap account program.

(2)

This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts.  Only assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended August 31, 2014 and in the Eaton Vance family of funds as of December 31, 2013.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Timothy W. Atwill	None	$100,001 - $500,000
Thomas Seto	None	$100,001 - $500,000

May 29, 2015

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Statement of Additional Information dated March 1, 2015

Effective June 1, 2015, the following replaces the first and second paragraphs and accompanying tables in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

Portfolio Managers.  The members of the portfolio management team (each referred to as a “portfolio manager”) of the Portfolio are listed below.  The following table shows, as of the Portfolio’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Paul W. Bouchey
Registered Investment Companies	9	$4,823.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Thomas Seto
Registered Investment Companies	23	$18,148.1(1)	0	$0
Other Pooled Investment Vehicles	5	$4,311.8	0	$0
Other Accounts	10,120	$52,074.5(2)	2	$1,372.6

(1)

This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts.  Only assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.

(2)

For “Other Accounts” that are part of a wrap account program, the number of accounts cited includes the number of sponsors for which the portfolio manager provides management services rather than the number of individual customer accounts within each wrap account program.

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended October 31, 2014 and in the Eaton Vance family of funds as of December 31, 2014.  Interests in the Portfolio cannot be purchased by a portfolio manager.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Paul W. Bouchey	None	$100,001 - $500,000
Thomas Seto	None	$100,001 - $500,000

May 29, 2015

PARAMETRIC ABSOLUTE RETURN FUND
PARAMETRIC COMMODITY STRATEGY FUND
Supplement to Statement of Additional Information dated May 1, 2015

The following changes are effective June 1, 2015:

The following replaces the first and second paragraphs and accompanying tables in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of each Fund are listed below.  The following table shows, as of the Funds’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Maria C. Cappellano
Registered Investment Companies	2	$149.8	0	$0
Other Pooled Investment Vehicles	2	$2,052.2	0	$0
Other Accounts	2	$18.3	0	$0
Thomas H. Luster(1)
Registered Investment Companies	5	$454.8	0	$0
Other Pooled Investment Vehicles	2	$2,052.2	0	$0
Other Accounts	4	$112.7	0	$0
Ken Everding
Registered Investment Companies	6	$753.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	233	$3,021.3	1	$100.0
Jonathan Orseck
Registered Investment Companies	6	$753.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	233	$3,021.3	1	$100.0
Timothy Atwill
Registered Investment Companies	8	$8,919.1(2)	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Thomas Seto
Registered Investment Companies	23	$17,294.3(2)	0	$0
Other Pooled Investment Vehicles	4	$4,053.6	0	$0
Other Accounts	10,282	$52,080.1(3)	2	$1,281.1

(1)

This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance.  The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

(2)

This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts. Only the assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.

(3)

For “Other Accounts” that are part of a wrap account program, the number of accounts cited includes the number of sponsors for which the portfolio manager provides management services rather than the number of individual customer accounts within each wrap account program.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended December 31, 2014 and in the Eaton Vance family of funds as of December 31, 2014.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Absolute Return Fund
Thomas H. Luster	$50,001 - $100,000	over $1,000,000
Maria C. Cappellano	None	$500,001 - $1,000,000
Ken Everding	$10,001 - $50,000	$50,001 - $100,000
Jonathan Orseck	$50,001 - $100,000	$50,001 - $100,000
Commodity Strategy Fund
Timothy Atwill	$50,001 - $100,000	$100,001 - $500,000
Thomas Seto	$100,001 - $500,000	$100,001 - $500,000

May 29, 2015